SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amount of options
Beginning balance	3,358,875
Granted	569,300
Exercised	(837,835)
Forfeited	(51,983)
Ending balance	3,038,357	3,358,875
Exercisable as of December 31, 2016	3,038,357
Vested and expected to vest as of December 31, 2016	3,005,577
Weighted average exercise price
Beginning balance	$ 14.27
Granted	43.39
Exercised	2.99
Forfeited	28.91
Ending balance	22.58	$ 14.27
Exercisable as of December 31, 2016	11.00
Vested and expected to vest as of December 31, 2016	$ 22.36
Weighted average remaining contractual term (in years)
Options outstanding	6 years 8 months 12 days	6 years 6 months 15 days
Exercisable as of December 31, 2016	6 years 8 months 12 days
Vested and expected to vest as of December 31, 2016	6 years 8 months 12 days
Aggregate intrinsic value
Options outstanding	$ 77,346	$ 111,093
Exercisable as of December 31, 2016	69,420
Vested and expected to vest as of December 31, 2016	$ 77,144